Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments
Schedule of investments

	December 31,
	2021	2022
	US$	US$

Equity investments accounted for using the equity method (i)	850,557	458,463
Equity investments with readily determinable fair values (ii)	25,480	1,180
Equity investments without readily determinable fair values (iii)	146,418	179,462
Available-for-sale debt investment (iv)	—	21,299

Total	1,022,455	660,404

Schedule of equity method investments

	December 31,
	2021	2022
	US$	US$

Current assets	2,223,447	1,879,845
Non-current assets	552,085	1,060,160
Current liabilities	601,688	373,980
Non-current liabilities	39,719	33,173

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$

Revenues	1,405,623	2,082,821	1,588,732
Gross profit	386,810	466,970	259,169
Net income (loss)	23,563	(81,953)	(103,729)
Net income (loss) attributable to the investees	23,563	(81,953)	(103,729)